Derivative Financial Instruments Effect of Cash Flow Derivatives on the Balance Sheet and Income Statement, Before Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap Contracts [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (4,200)	$ (4,542)	$ (11,023)
Interest Expense [Member]
Interest Rate Swap Contracts [Abstract]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(7,254)	(11,829)	(13,975)
Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)	$ (201)	$ (100)	$ (302)